UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

MAY 1, 2025

PACIFIC CHOICE® 2

Issued by Pacific Life & Annuity Company through Separate Account A of Pacific Life & Annuity Company

This updating summary prospectus summarizes certain key features of Pacific Choice 2, an individual flexible premium deferred variable annuity contract (the “Contract”). This prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including the Contract’s features, benefits, and risks. You can find the current prospectus and other information about the Contract online at PacificLife.com/Prospectuses. You can also obtain this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.

To view our latest Privacy Notice, please visit https://paclife.co/privacy-promise or contact (877) 722-7848 for additional information.

SPECIAL TERMS

Account Value – The amount of your Contract Value allocated to a specified Variable Investment Option or any fixed option.

Business Day – Any day on which the value of an amount invested in a Variable Investment Option is required to be determined, which currently includes each day that the New York Stock Exchange is open for trading, an applicable underlying Fund is open for trading, and our administrative offices are open.

Contract Value – As of the end of any Business Day, the sum of your Variable Account Value, any fixed option value, the value of any other Investment Option added to the Contract by Rider or Endorsement, and any Loan Account Value.

Fund – An underlying fund that you may invest in through the Separate Account provided by a registered open-end management investment company; may also be referred to as a Variable Investment Option.

Investment (“Purchase Payment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Investment Option – A Variable Investment Option, any fixed option, or any other Investment Option added to the Contract by Rider or Endorsement.

Purchase Payment (or “Investment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Variable Account Value – The aggregate amount of your Contract Value allocated to all Subaccounts.

Variable Investment Option – A Fund under this Contract that is part of the Separate Account.

Separate Account A ( or the “Separate Account”) – A separate account of ours registered as a unit investment trust under the Investment Company Act of 1940, as amended.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

Underlying Funds

• The following were added as available Investment Options:

• Pacific Select Fund Bond Plus Portfolio

• Pacific Select Fund International Equity Bond Alpha Portfolio

• Pacific Select Fund Large-Cap Bond Alpha Portfolio

• Pacific Select Fund QQQ Plus Bond Alpha Portfolio

• Pacific Select Fund Small-Cap Bond Alpha Portfolio

• The Pacific Select Fund Mid-Cap Equity Portfolio changed to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio and the Investment Advisor (Subadvisor) changed from BlackRock Investment Management LLC to Fidelity Diversifying Solutions LLC.

• The Subadvisor for the Pacific Select Fund Value Portfolio changed from American Century Investment Management, Inc. to Putnam Investment Management, LLC

• The Subadvisor for the Pacific Select Fund Mid-Cap Growth Portfolio changed from Delaware Investments Fund Advisers to Federated MDTA LLC.

• The Subadvisor for the Pacific Select Fund Emerging Markets Portfolio changed from Invesco Advisers, Inc. to Goldman Sachs Asset Management, L.P.

• The Pacific Select Fund Managed Bond Portfolio changed its name to the Pacific Select Fund Total Return Portfolio.

• The Pacific Select Fund PSF Avantis Balanced Allocation Portfolio is now Share Class I.

• Fee and performance information have been updated and are reflected in the Appendix: Funds Available Under the Contract and the Fees and Expenses table in this updating summary prospectus.

Living Benefit Riders

• For guaranteed minimum accumulation benefit riders utilizing a rate sheet, a new Prospectus Rate Sheet Supplement with updated rider percentages for new Contract purchases was issued for the May 1, 2025 Statutory Prospectus and Initial Summary Prospectus. For rider percentages in effect for Contracts purchased before May 1, 2025, see the APPENDIX: HISTORICAL RIDER PERCENTAGES.

KEY INFORMATION

Important information you should consider about the Pacific Choice 2 individual flexible premium deferred variable annuity contract.

FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 7% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $7,000 on a $100,000 withdrawal.

Fee Tables Charges, Fees and Adjustments - Withdrawal Charge
Are There Transaction Charges?

Yes. Taking a loan, where allowable, will result in loan interest charges.

Other than withdrawal charges, there are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Adjustments

Appendix: Investment Options Available Under the Contract

Charges, Fees and Adjustments – Living Benefit Rider Charges

Charges, Fees and Adjustments – Mortality and Expense Risk Charge and Optional Death Benefit Rider

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Charge
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	1.00%[1]	1.10%[1]
2. Portfolio Company fees and expenses	0.28%[3]	2.54%[2]
3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.20%[4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $1,261.65	Highest Annual Cost: $4,029.56

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of base Contract and Fund fees and expenses

• No optional benefits

• No sales charges

• No additional purchase payments, transfers, or withdrawals

• No loans or loan interest charges

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

• No sales charges

• No additional purchase payments, transfers, or withdrawals

• No loans or loan interest charges

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3 As a percentage of Fund assets.

4 As a percentage of the Protected Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 5 years following your last purchase payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract Charges, Fees and Deductions - Withdrawal Charge
What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds and fixed options).

Each Investment Option (including any fixed option) will have its own unique risks. Any fixed option is not registered with the SEC.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance

Investment in the Contract is subject to the risks related to us, and any obligations (including any fixed option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations

Principal Risks of Investing in the Contract

RISKS		LOCATION IN PROSPECTUS
Company?	to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 748-6907 or visiting our website at www.PacificLife.com.	Pacific Life and the Separate Account

RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on the Investment Options?

Yes. Not all Variable Investment Options may be available to you.

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option can only be made beginning on the eighth calendar day following the last transfer to or from the same Variable Investment Option. Transfers may not be made from a Variable Investment Option to any fixed option. Additional Fund transfer restrictions apply, such as transfer restrictions imposed by the Funds.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions Additional Information-Changes to All Contracts Appendix: Investment Options Available Under the Contract
Are There Any Restrictions on Contract Benefits?

Yes. Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. If we exercise that right, you will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

The optional death and/or living benefits may not be available through your financial professional or your state. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

Death Benefits and Optional Death Benefit Riders Death Benefit Riders Living Benefit Riders Appendix: Investment Options Available Under the Contract

TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½. Tax consequences for loans and withdrawals generally differ.

Federal Tax Issues Principal Risks of Investing in the Contract – Tax Consequences

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling this Contract to you in the form of commissions, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment that may pay less compensation.

Distribution Arrangements
Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Availability of Funds may vary by financial intermediary. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4; Capital Research and Management Company℠	0.83%[1]	9.39%	5.29%	5.06%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management Company℠	0.79%	16.11%	8.04%	8.05%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 4; Capital Research and Management Company℠	0.78%[1]	9.93%	5.75%	5.17%
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 4; Capital Research and Management Company℠	0.98%	-3.32%	-2.65%	-0.33%
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4; Capital Research and Management Company℠	0.92%[1]	13.70%	7.04%	8.17%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4; Capital Research and Management Company℠	1.01%[1]	6.32%	4.56%	5.65%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4; Capital Research and Management Company℠	0.91%[1]	13.39%	9.49%	10.46%
Provide long-term growth of capital.	American Funds IS Global Small Capitalization Fund Class 4; Capital Research and Management Company℠	1.15%[1]	2.12%	2.74%	5.54%
Provide growth of capital.	American Funds IS Growth Fund Class 4; Capital Research and Management Company℠	0.84%	31.29%	18.53%	16.29%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4; Capital Research and Management Company℠	0.78%	23.93%	12.73%	11.93%
Provide long-term growth of capital.	American Funds IS International Fund Class 4; Capital Research and Management Company℠	1.03%	2.93%	0.97%	3.75%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4; Capital Research and Management Company℠	1.06%	3.11%	2.28%	3.73%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management Company℠	0.90%	14.63%	5.30%	5.88%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4; Capital Research and Management Company℠	1.07%[1]	6.33%	4.29%	5.96%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4; Capital Research and Management Company℠	0.73%[1]	0.98%	0.07%	1.42%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4; Capital Research and Management Company℠	0.75%[1]	0.44%	-0.13%	0.84%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4; Capital Research and Management Company℠	0.75%[1]	18.85%	11.92%	9.99%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.32%[1]	11.64%	7.14%	6.74%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.01%[1]	8.93%	5.72%	5.32%
Seeks long-term capital appreciation.	Fidelity VIP Contrafund® Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.81%	33.45%	16.74%	13.33%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.81%[1]	9.45%	6.41%	6.51%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.35%	5.00%	2.27%	1.54%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.89%	5.78%	2.54%	3.34%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I; First Trust Advisors L.P.	1.30%[1]	12.53%	5.61%	N/A
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.18%	6.01%	4.48%	6.14%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	0.92%[1]	8.89%	5.45%	5.25%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 2; Franklin Advisers, Inc.	0.72%[1]	7.20%	5.29%	5.27%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2; Franklin Mutual Advisers, LLC	1.16%	4.66%	6.42%	5.87%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2; Franklin Advisers, Inc.	0.88%[1]	10.79%	10.30%	10.44%
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund Series II; Invesco Advisers, Inc.	1.25%[1]	-1.81%	2.83%	4.15%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	1.06%[1]	3.56%	2.51%	3.57%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II; Invesco Advisers, Inc.	0.82%	11.91%	8.12%	7.09%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II; Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II; Invesco Advisers, Inc.	1.27%	-2.11%	-2.64%	1.26%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares; Janus Henderson Investors US LLC	0.82%[1]	1.63%	0.09%	1.35%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	1.14%	6.72%	1.90%	3.73%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC; Lord Abbett & Co. LLC	0.71%	2.66%	0.11%	1.50%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Service Class; Lincoln Financial Investments Corporation ("LFI")	1.01%[1]	8.52%	7.13%	7.87%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series Service Class; Delaware Management Company	0.85%[1]	12.44%	6.56%	5.27%
Seeks to provide capital growth and appreciation.	Macquarie VIP Energy Series Service Class; Delaware Management Company	1.11%[1]	-5.60%	5.79%	-1.89%
Seeks total return.	MFS Utilities Series – Service Class; Massachusetts Financial Services Company	1.04%[1]	11.34%	5.61%	6.02%
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	0.86%[1]	7.46%	5.89%	6.20%
Seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors, LLC	0.64%[1]	N/A	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.76%	2.78%	1.19%	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, L.P.)	0.64%	1.62%	-1.50%	1.60%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.87%[1]	13.24%	10.39%	11.10%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	1.04%[1]	6.88%	0.80%	3.15%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management, L.P.)	1.04%[1]	-1.52%	-2.91%	1.64%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.28%	24.66%	14.22%	12.78%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.79%[1]	13.88%	N/A	N/A
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors LLC	0.79%[1]	12.18%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.92%	8.05%	5.78%	4.97%
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	0.95%	27.95%	14.12%	14.92%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.78%	31.82%	14.82%	15.10%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	1.14%	4.04%	6.23%	8.90%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.85%	17.87%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.63%	7.14%	3.74%	4.62%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.32%	2.36%	1.95%	2.15%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.64%	2.11%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	N/A	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.95%	7.39%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	1.00%[1]	3.68%	5.81%	6.62%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC.)	1.15%[1]	-0.98%	3.51%	4.89%
Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	Pacific Select Fund International Value Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%	3.89%	6.62%	5.23%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.68%	23.96%	12.72%	11.62%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.86%[1]	29.97%	14.28%	14.12%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.64%[1]	N/A	N/A	N/A
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.84%	7.97%	9.11%	8.43%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Federated MDTA LLC)	0.88%[1]	2.48%	8.27%	10.17%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class I); Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	14.95%	10.24%	10.26%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.93%	10.31%	9.80%	8.89%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	N/A	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	8.54%	4.39%	4.81%
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	13.90%	8.00%	7.78%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	12.12%	6.63%	6.49%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.97%	12.37%	6.94%	7.26%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.90%	6.38%	2.04%	3.14%
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.94%	11.36%	6.20%	6.65%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	11.21%	5.44%	5.81%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.91%	8.41%	3.67%	4.45%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D); Pacific Life Fund Advisors LLC	0.65%	11.54%	6.36%	7.19%
Seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.60%[1]	N/A	N/A	N/A
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	0.99%[1]	7.51%	4.16%	5.23%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.64%	4.87%	1.62%	1.67%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.94%[1]	9.70%	7.54%	7.33%
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.84%	6.55%	6.17%	8.14%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.58%	10.84%	6.77%	7.20%
Seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.69%[1]	N/A	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Avantis Investors by American Century)	0.83%[1]	6.18%	5.91%	6.30%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM LLC)	1.04%[1]	37.45%	17.76%	14.72%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Total Return Portfolio Class I (formerly called Pacific Select Fund Managed Bond Portfolio Class I); Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.92%	2.70%	0.15%	1.65%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.87%[1]	16.50%	8.89%	8.41%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management, LLC)	0.86%[1]	10.14%	5.17%	6.22%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class; Pacific Investment Management Company, LLC	2.38%[1]	3.97%	6.98%	1.55%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.16%	5.30%	2.61%	N/A
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2; Franklin Advisers, Inc.	0.75%[1]	-11.37%	-4.85%	-2.03%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.30%	-3.09%	7.28%	0.57%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

LIVING BENEFIT INVESTMENT ALLOCATION REQUIREMENTS

Investment Allocation Requirements

At initial purchase and during the entire time that you own an optional living benefit rider, you must allocate your entire Contract Value to the Investment Options we make available for these riders. You may allocate your Contract Value 100% among the allowable Investment Options. You may also use the DCA Plus program to transfer amounts to the allowable Investment Options.

If you purchase the Investment Guard (5-Year Option, 7-Year Option, or 10-Year Option), all Investment Options are currently allowable under the rider except the below Investment Options. You may NOT invest in any of the following Investment Options:

American Funds IS High-Income Trust Fund	MFS Utilities Series
BlackRock Health Sciences Fund	Pacific Select Fund Emerging Markets Debt Portfolio
Macquarie VIP Energy	Pacific Select Fund High Yield Bond Portfolio
Invesco V.I. Global Real Estate Fund	Pacific Select Fund Real Estate Portfolio

Lord Abbett Bond Debenture Portfolio	PIMCO VIT Commodity RealReturn Portfolio
MFS Small-Cap Growth Series	VanEck VIP Global Resources Fund
MFS Technology Series

You may transfer your entire Contract Value between allowable Investment Options, subject to certain transfer limitations and availability. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions. Keep in mind that you must allocate your entire Contract Value among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your rider may terminate.

By adding an optional living benefit rider to your Contract, you agree to the investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract.

We currently do not offer any asset allocation programs or models. We reserve the right to add, remove or change allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, fund liquidation, or to help protect our ability to provide the guarantees under these riders (for example, changes in an underlying fund’s investment objective and principal investment strategies, or changes in general market conditions). If you have already invested in an allowable Investment Option, a change to an existing allowable Investment Option will not require you to reallocate or transfer the total amount of Contract Value allocated to an affected Investment Option, except when an underlying fund is liquidated by a determination of its Board of Directors or by a fund substitution.

We will send you written notice in the event any transaction made by you will involuntarily cause the rider to terminate for failure to invest according to the investment allocation requirements. However, you will have 30 calendar days starting from the date of our written notice (“30 day period”), to instruct us to take appropriate corrective action to continue participation in an allowable asset allocation program or allowable Investment Options to continue the rider. If you take appropriate corrective action and continue the rider, the rider benefits and features available immediately before the terminating event will remain in effect.

Our right to add or remove allowable Investment Options, may limit the number of Investment Options that are available to you under your Contract in the future. We have the right to significantly reduce the number of allowable Investment Options even to a single conservative Investment Option. Please discuss with your financial professional if this Contract is appropriate for you given our right to make changes to the allowable Investment Options.

Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions.

The allowable Investment Options seek to minimize risk and may reduce overall volatility in investment performance, which may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Contract.

This summary prospectus incorporates by reference the prospectus and Statement of Additional Information for the Contract, both dated May 1, 2025, as supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000233935